Share Capital - Disclosure of issued and outstanding common shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning Balance (shares)	224,972,786	224,943,453
Beginning Balance	$ 200,918	$ 173,691
Business combination, net of share issuance costs (shares)	28,500,000
Business combination, net of share issuance costs	$ 32,449
Issued pursuant to exercise of stock options (Shares)	3,605,160	29,333
Issued pursuant to exercise of stock options	$ 2,843	$ 19
Ending Balance (shares)	257,077,946	224,972,786
Ending Balance	$ 247,769	$ 200,918
Share capital [Member]
Beginning Balance (shares)	224,972,786	224,943,453
Beginning Balance	$ 579,619	$ 579,591
Business combination, net of share issuance costs (shares)	28,500,000
Business combination, net of share issuance costs	$ 32,449
Issued pursuant to exercise of stock options (Shares)	3,605,160	29,333
Issued pursuant to exercise of stock options	$ 4,135	$ 28
Ending Balance (shares)	257,077,946	224,972,786
Ending Balance	$ 616,203	$ 579,619